Acquisitions - Narrative (Details) - Social Finance, Inc. $ in Thousands				1 Months Ended	3 Months Ended		8 Months Ended		12 Months Ended
	May 28, 2021 USD ($) $ / shares shares	May 14, 2020 USD ($) $ / shares shares	Apr. 28, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Redemption of redeemable preferred stock									$ 566	$ 8,804
Equity issuance costs									56
Equity issuance costs included in other assets				$ 7,800	$ 7,800
Payments for equity issuance costs					1,500				600
Additional goodwill recognized									$ 883,597	$ 0
Acquired identifiable intangible assets amortization period									6 years 8 months 12 days	8 years 10 months 24 days
Subsequent Event
Business Acquisition [Line Items]
Gross cash consideration from recapitalization	$ 764,800
Redemption of redeemable preferred stock	150,000
Special payments for reverse recapitalization transaction	21,200
Equity issuance costs	$ 26,100
Number of shares issued in transaction (in shares) | shares	122,500,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price	$ 1,225,000
Exchange ratio	1.7428
Golden Pacific Bancorp, Inc.
Business Acquisition [Line Items]
Purchase consideration				22,300
Holdback amount				700	700
Golden Pacific Bancorp, Inc. | Subsequent Event
Business Acquisition [Line Items]
Purchase consideration				22,300
Holdback amount				$ 700	$ 700
Galileo Financial Technologies, Inc.
Business Acquisition [Line Items]
Purchase consideration		$ 1,165,984
Percentage of voting interests acquired		100.00%
Consideration transferred, entity shares issued per acquiree share (in shares) | shares		3.83
Adjustment to reduce initial consideration transferred amount							$ 743		$ 743
Acquisition related costs						$ 9,341			9,341
Acquisition related costs, non-cash portion									908
Revenue of acquiree since acquisition date								$ 91,221
Loss of acquiree since acquisition date								19,209
Pro forma adjustment, reversal of deferred tax asset						$ 99,793	$ 99,793	$ 99,793	99,793
Cash paid		$ 75,633
Fair value of preferred stock issued		814,156
Additional goodwill recognized									873,358
Intangible assets		$ 388,000
Galileo Financial Technologies, Inc. | Series H
Business Acquisition [Line Items]
Adjustment to reduce initial consideration transferred amount, equivalent number of shares issued (in shares) | shares							48,116
Share price (in dollars per share) | $ / shares		$ 12.11
Consideration transferred, shares issued (in shares) | shares		52,743,298
Galileo Financial Technologies, Inc. | Series H | Backsolve Method
Business Acquisition [Line Items]
Business combination measurement input | $ / shares		15.44
Galileo Financial Technologies, Inc. | Common stock options
Business Acquisition [Line Items]
Share price (in dollars per share) | $ / shares		$ 46.38
Galileo Financial Technologies, Inc. | Replacement options
Business Acquisition [Line Items]
Conversion of options (in shares) | shares		3.83
8 Limited
Business Acquisition [Line Items]
Purchase consideration			$ 16,126
Percentage of voting interests acquired			100.00%
Cash paid			$ 561
Additional goodwill recognized			10,239						$ 10,239
Intangible assets			$ 5,038
8 Limited | Minimum
Business Acquisition [Line Items]
Acquired identifiable intangible assets amortization period			3 years 7 months 6 days
8 Limited | Maximum
Business Acquisition [Line Items]
Acquired identifiable intangible assets amortization period			5 years 8 months 12 days
8 Limited | Common Stock
Business Acquisition [Line Items]
Fair value of preferred stock issued			$ 15,565
Consideration transferred, shares issued (in shares) | shares			1,285,291
Consideration transferred, shares issued (in shares) | shares			1,101,306
Consideration transferred, shares issuable, term for issue			18 months
8 Limited | Common Stock | Backsolve Method
Business Acquisition [Line Items]
Business combination measurement input | $ / shares			12.11